Consolidated Balance Sheets - USD ($)	Mar. 31, 2022	Mar. 31, 2021
CURRENT ASSETS
Cash and cash equivalents	$ 1,390,644	$ 1,845,077
Accounts receivables	2,164,970	4,757,518
Inventories	266,596	270,434
Other receivables	575,210	684,161
Advances to suppliers	1,181,466	355,454
Amount due from related party	110,242	84,838
Total current assets	5,689,128	7,997,482
NON-CURRENT ASSETS
Plant and equipment, net	836,419	793,977
Operating lease right of use asset	6,530,017	9,632,625
Long-term prepayment	31,496
Total non-current assets	7,397,932	10,426,602
TOTAL ASSETS	13,087,060	18,424,084
CURRENT LIABILITIES
Short-term loan	151,090	152,607
Accounts payable	1,334,483	3,121,373
Related party borrowings	3,694,989	4,913,964
Advances from customers	2,375	3,029
Accrued expenses and other payables	1,445,473	681,984
Lease liabilities, current portion	3,763,931	3,555,458
Total current liabilities	10,392,341	12,428,415
NON-CURRENT LIABILITIES
Lease liability, net of current portion	2,766,086	6,077,167
TOTAL LIABILITIES	13,158,427	18,505,582
EQUITY
Common stock ($0.001 par value, 50,000,000 shares authorized, 26,693,004 shares issued and outstanding as of March 31, 2022 and 2021)	26,693	26,693
Additional paid-in capital	6,815,333	6,815,333
Accumulated deficits	(6,756,230)	(6,834,228)
Statutory reserve	13,821	13,821
Accumulated other comprehensive income (loss)	(170,984)	(103,117)
Total deficit	(71,367)	(81,498)
TOTAL LIABILITIES AND EQUITY	$ 13,087,060	$ 18,424,084